SEGMENT REPORTING	6 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 24. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the six months ended December 31, 2022 and 2023, respectively:

	For the six months ended December 31,
	2022	2023	2023
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Automation product and software	¥19,055,227	¥17,552,892	$2,472,273
Equipment, accessories and others	9,730,859	17,867,404	2,516,571
Oilfield environmental protection	12,789,684	8,053,696	1,134,339
Platform Outsourcing Services	3,983,821	1,782,680	251,085
Total revenue	¥45,559,591	¥45,256,672	$6,374,268

	For the six months ended December 31, 2023
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing
	software	and others	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥17,552,892	¥17,867,404	¥8,053,696	¥1,782,680	¥45,256,672
Cost of revenue and related tax	14,040,976	12,778,042	6,020,271	311,641	33,150,930
Gross profit	¥3,511,916	¥5,089,362	¥2,033,425	¥1,471,039	¥12,105,742
Depreciation and amortization	¥253,397	¥143,927	¥1,029,646	¥—	¥1,426,970
Total capital expenditures	¥83,253	¥116,191	¥—	¥—	¥199,444
Timing of revenue recognition
Goods transferred at a point in time	¥14,368,994	¥17,867,404	¥8,053,696	¥166,899	¥40,456,993
Services rendered over time	3,183,898	—	—	1,615,781	4,799,679
Total revenue	¥17,552,892	¥17,867,404	¥8,053,696	¥1,782,680	¥45,256,672

	For the six months ended December 31, 2022
	Automation	Equipment,	Oilfield	Platform
	product and	accessories	environmental	outsourcing
	software	and others	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenue	¥19,055,227	¥9,730,859	¥12,789,684	¥3,983,821	¥45,559,591
Cost of revenue and related tax	14,955,185	6,254,015	9,988,100	1,230,472	32,427,772
Gross profit	¥4,100,042	¥3,476,844	¥2,801,584	¥2,753,349	¥13,131,819
Depreciation and amortization	¥524,970	¥358,954	¥1,038,342	¥30,359	¥1,952,625
Total capital expenditures	¥2,303,311	¥3,008	¥—	¥14,953	¥2,321,272
Timing of revenue recognition
Goods transferred at a point in time	¥19,055,227	¥9,730,859	¥10,282,687	¥3,983,821	¥43,052,594
Services rendered over time	—	—	2,506,997	—	2,506,997
Total revenue	¥19,055,227	¥9,730,859	¥12,789,684	¥3,983,821	¥45,559,591

	June 30,	December 31,	December 31,
	2023	2023	2023
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Total assets:
Automation product and software	¥167,009,315	¥157,269,367	$22,150,927
Equipment, accessories and others	170,809,759	158,131,921	22,272,414
Oilfield environmental protection	107,393,609	94,285,444	13,279,827
Platform outsourcing services	86,611,894	73,569,497	10,362,047
Total assets	¥531,824,577	¥483,256,229	$68,065,215